SHARE CAPITAL - Disclosure of changes in reserve for share-based payments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 4,353,229	$ 2,721,046
Changes	2,272,266	1,632,183
Balance at the end of year	6,625,495	4,353,229
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	4,353,229	2,721,046
Changes	1,813,163	1,632,183
Balance at the end of year	6,166,392	4,353,229
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	0
Changes	46,978
Balance at the end of year	46,978	0
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	0
Changes	412,125
Balance at the end of year	412,125	0
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve for warrants, balance at beginning of year	833,058	833,058
Changes	0	0
Reserve for warrants, balance at the end of year	$ 833,058	$ 833,058